Fair value of financial assets and liabilities - Fair value of financial assets and liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		€ 248		€ 136
Financial assets at fair value through other comprehensive income		237		150
Derivative financial assets		111		39
Financial assets, at fair value		596		324
Cash and cash equivalents	[1]	3,226	[2]	1,425	[2]	€ 1,688	[2]	€ 1,939
Trade and other current receivables		4,156		4,554
Trade and other non-current receivables		230		178
Financial assets at amortised cost		7,558		6,121
Financial assets		8,154		6,445
Contingent Consideration		318		354
Financial Liabilities Carried At FV through P&L		318		354
Derivative financial liabilities		163		191
Financial liabilities, at fair value		481		544
Trade and other current payables		2,119	[3],[4]	2,089
Interest payable		52		38
Debt (Corporate bond and finance lease)		5,655		4,943
Debt (Bank loans, overdrafts etc.)		1,279		504
Financial liabilities at amortised cost		9,104		7,574
Financial liabilities		9,585		8,118
Financial assets at amortised cost, category [member]
Fair value of financial assets and liabilities [Line Items]
Cash and cash equivalents		3,226		1,425
Current loans and receivables		0		1
Non-current loans and receivables		37		40
Trade and other current receivables		4,065		4,476
Trade and other non-current receivables		230		178
Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		91		77
At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		248		136
Financial assets at fair value through other comprehensive income		237		150
Derivative financial assets		111		39
Financial assets, at fair value		596		324
Contingent Consideration		318		354
Financial Liabilities Carried At FV through P&L		318		354
Derivative financial liabilities		163		191
Financial liabilities, at fair value		481		544
Debt (Corporate bond and finance lease)		6,431		5,500
At fair value [member] | Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		91		77
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		212		98
Financial assets at fair value through other comprehensive income		198		114
Financial assets, at fair value		411		212
Contingent Consideration		318		354
Financial Liabilities Carried At FV through P&L		318		354
Financial liabilities, at fair value		318		354
Financial liabilities		318		354		€ 409
Level 3 of fair value hierarchy [member] | Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		91		77
Level 1 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		5		7
Financial assets at fair value through other comprehensive income		12		8
Financial assets, at fair value		17		15
Debt (Corporate bond and finance lease)		5,216		4,119
Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		30		31
Financial assets at fair value through other comprehensive income		27		27
Derivative financial assets		111		39
Financial assets, at fair value		168		97
Derivative financial liabilities		163		191
Financial liabilities, at fair value		163		191
Debt (Corporate bond and finance lease)		1,216		1,381
Debt securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		207		92
Financial assets measured at fair value through other comprehensive income		27		28
Debt securities [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		207		92
Financial assets measured at fair value through other comprehensive income		27		28
Debt securities [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		207		92
Financial assets measured at fair value through other comprehensive income				0
Debt securities [member] | Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		27		27
Other equity securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		5		7
Other equity securities [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		5		7
Financial assets measured at fair value through other comprehensive income		119		45
Other equity securities [member] | Carrying amount [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		119		45
Other equity securities [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		107		37
Other equity securities [member] | Level 1 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		5		7
Financial assets measured at fair value through other comprehensive income		12		8
Other Financial Assets [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		36		37
Other Financial Assets [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		36		37
Other Financial Assets [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		5		6
Other Financial Assets [member] | Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss		30		31
Current assets [Member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		0		0
Current assets [Member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income		€ 0		€ 0

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Amounts in this table are undiscounted
[4]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.